Schedule 1 Parent Company Statement of Changes in Stockholders Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Parent Company Only Financial Information [Line Items]
Beginning balance, value			$ 48,536	$ 64,587	$ 64,587	$ 71,596
Stock based compensation					822	860
Cash used for net stock option exercises, value						(4)
Cash used for net stock option exercises, shares			739			8,093
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries' common stockholders	25,849	918	37,888	1,268	(16,873)	(7,865)
Ending balance, value	199,332		199,332		48,536	64,587
Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value				64,587	64,587	71,596
Stock based compensation					822	860
Cash used for net stock option exercises, value						(4)
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries' common stockholders					(16,873)	(7,865)
Ending balance, value					48,536	64,587
Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value						287
Beginning balance, shares						28,710,070
Cash used for net stock option exercises, shares						2,552
Ending balance, value					287	287
Ending value, shares					28,712,622	28,712,622
Common Stock [Member] | Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value						287
Beginning balance, shares						28,710,070
Cash used for net stock option exercises, shares						2,552
Ending balance, value					287	287
Ending value, shares					28,712,622	28,712,622
Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value				239,329	239,329	238,473
Stock based compensation					822	860
Cash used for net stock option exercises, value						(4)
Ending balance, value					240,151	239,329
Additional Paid-in Capital [Member] | Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value				239,329	239,329	238,473
Stock based compensation					822	860
Cash used for net stock option exercises, value						(4)
Ending balance, value					240,151	239,329
Accumulated Deficit [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value				(175,029)	(175,029)	(167,164)
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries' common stockholders					(16,873)	(7,865)
Ending balance, value					(191,902)	(175,029)
Accumulated Deficit [Member] | Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance, value				(175,029)	(175,029)	(167,164)
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries' common stockholders					(16,873)	(7,865)
Ending balance, value					$ (191,902)	$ (175,029)